SP MidCap 400 Pure Value Fund Shareholder Fees	Dec. 31, 2025 USD ($)
SP MidCap 400 Pure Value Fund | SP MidCap 400 Pure Value Fund
Prospectus [Line Items]
Shareholder Fee, Other